Financial and other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [abstract]
Non-current financial assets, equity securities	$ 1,145	$ 1,663
Non-current financial asstets debt securities	37	34
Non-current financial assets, fund investments	281	366
Non-current financial assets, total financial investments	1,463	2,063
Long term receivables from finance subleases	59	70
Other long-term receivables	197	184
Contingent consideration receivables	607	641
Long-term loans, advances and security deposits	85	78
Total financial assets	$ 2,411	$ 3,036